Distribution Date:	03/15/24	JPMBB Commercial Mortgage Securities Trust 2014-C19
Determination Date:	03/11/24
Next Distribution Date:	04/17/24
Record Date:	02/29/24	Commercial Mortgage Pass-Through Certificates
Series 2014-C19

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	KeyBank National Association
Exchangeable Certificate Detail	5
			www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Additional Information	6
			11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	8		Heather Bennett and Job Warshaw		lnr.cmbs.notices@lnrproperty.com
Current Mortgage Loan and Property Stratification	9-13		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	14	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	15		Don Simon	(203) 660-6100
Principal Prepayment Detail	16		PO Box 4839 | Greenwich, CT 06831 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	18		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	19				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	20
Specially Serviced Loan Detail - Part 2	21
Modified Loan Detail	22
Historical Liquidated Loan Detail	23
Historical Bond / Collateral Loss Reconciliation Detail	24
Interest Shortfall Detail - Collateral Level	25
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46641WAS6	1.266100%	67,211,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46641WAT4	3.045600%	468,698,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46641WAU1	3.669400%	112,365,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46641WAV9	3.996500%	276,298,000.00	26,442,230.79	26,442,230.79	88,063.65	0.00	0.00	26,530,294.44	0.00	0.00%	30.00%
A-SB	46641WAW7	3.584100%	62,128,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	46641WAZ0	4.243200%	98,670,000.00	98,670,000.00	15,159,180.74	348,897.12	0.00	0.00	15,508,077.86	83,510,819.26	77.34%	23.00%
B	46641WBA4	4.394100%	89,860,000.00	89,860,000.00	0.00	329,044.85	0.00	0.00	329,044.85	89,860,000.00	52.96%	16.63%
C	46641WBB2	4.657117%	63,431,000.00	63,431,000.00	0.00	246,171.30	0.00	0.00	246,171.30	63,431,000.00	35.75%	12.13%
D	46641WAG2	4.657117%	65,193,000.00	65,193,000.00	0.00	253,009.50	0.00	0.00	253,009.50	65,193,000.00	18.06%	7.50%
E	46641WAJ6	4.000000%	31,715,000.00	31,715,000.00	0.00	105,716.67	0.00	0.00	105,716.67	31,715,000.00	9.46%	5.25%
F*	46641WAL1	3.750000%	17,620,000.00	17,620,000.00	0.00	55,062.50	0.00	0.00	55,062.50	17,620,000.00	4.68%	4.00%
NR	46641WAN7	3.750000%	56,382,769.00	17,326,653.60	0.00	114,188.87	0.00	81,334.51	114,188.87	17,245,319.09	0.00%	0.00%
CSQ	46641WBD8	4.969400%	21,703,000.00	21,703,000.00	0.00	86,879.88	0.00	0.00	86,879.88	21,703,000.00	0.00%	0.00%
R	46641WAQ0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,431,274,770.00	431,960,884.39	41,601,411.53	1,627,034.34	0.00	81,334.51	43,228,445.87	390,278,138.35

X-A	46641WAX5	0.466056%	1,085,370,000.00	125,112,230.79	0.00	48,591.10	0.00	0.00	48,591.10	83,510,819.26
X-B	46641WAY3	0.263017%	89,860,000.00	89,860,000.00	0.00	19,695.55	0.00	0.00	19,695.55	89,860,000.00
X-C	46641WAE7	0.788176%	105,717,769.00	66,661,653.60	0.00	43,784.28	0.00	0.00	43,784.28	66,580,319.09
Notional SubTotal			1,280,947,769.00	281,633,884.39	0.00	112,070.93	0.00	0.00	112,070.93	239,951,138.35

Deal Distribution Total					41,601,411.53	1,739,105.27	0.00	81,334.51	43,340,516.80

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46641WAS6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46641WAT4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46641WAU1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46641WAV9	95.70185376	95.70185376	0.31872706	0.00000000	0.00000000	0.00000000	0.00000000	96.02058082	0.00000000
A-SB	46641WAW7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	46641WAZ0	1,000.00000000	153.63515496	3.53600000	0.00000000	0.00000000	0.00000000	0.00000000	157.17115496	846.36484504
B	46641WBA4	1,000.00000000	0.00000000	3.66174994	0.00000000	0.00000000	0.00000000	0.00000000	3.66174994	1,000.00000000
C	46641WBB2	1,000.00000000	0.00000000	3.88093046	0.00000000	0.00000000	0.00000000	0.00000000	3.88093046	1,000.00000000
D	46641WAG2	1,000.00000000	0.00000000	3.88093047	0.00000000	0.00000000	0.00000000	0.00000000	3.88093047	1,000.00000000
E	46641WAJ6	1,000.00000000	0.00000000	3.33333344	0.00000000	0.00000000	0.00000000	0.00000000	3.33333344	1,000.00000000
F	46641WAL1	1,000.00000000	0.00000000	3.12500000	0.00000000	0.00000000	0.00000000	0.00000000	3.12500000	1,000.00000000
NR	46641WAN7	307.30405596	0.00000000	2.02524410	(1.06491896)	45.14920755	0.00000000	1.44254196	2.02524410	305.86151400
CSQ	46641WBD8	1,000.00000000	0.00000000	4.00312768	0.00000000	0.00000000	0.00000000	0.00000000	4.00312768	1,000.00000000
R	46641WAQ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46641WAX5	115.27150261	0.00000000	0.04476916	0.00000000	0.00000000	0.00000000	0.00000000	0.04476916	76.94225864
X-B	46641WAY3	1,000.00000000	0.00000000	0.21918039	0.00000000	0.00000000	0.00000000	0.00000000	0.21918039	1,000.00000000
X-C	46641WAE7	630.56243270	0.00000000	0.41416197	0.00000000	0.00000000	0.00000000	0.00000000	0.41416197	629.79307755

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	02/01/24 - 02/29/24	30	0.00	88,063.65	0.00	88,063.65	0.00	0.00	0.00	88,063.65	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	02/01/24 - 02/29/24	30	0.00	48,591.10	0.00	48,591.10	0.00	0.00	0.00	48,591.10	0.00
X-B	02/01/24 - 02/29/24	30	0.00	19,695.55	0.00	19,695.55	0.00	0.00	0.00	19,695.55	0.00
X-C	02/01/24 - 02/29/24	30	0.00	43,784.28	0.00	43,784.28	0.00	0.00	0.00	43,784.28	0.00
A-S	02/01/24 - 02/29/24	30	0.00	348,897.12	0.00	348,897.12	0.00	0.00	0.00	348,897.12	0.00
B	02/01/24 - 02/29/24	30	0.00	329,044.85	0.00	329,044.85	0.00	0.00	0.00	329,044.85	0.00
C	02/01/24 - 02/29/24	30	0.00	246,171.30	0.00	246,171.30	0.00	0.00	0.00	246,171.30	0.00
D	02/01/24 - 02/29/24	30	0.00	253,009.50	0.00	253,009.50	0.00	0.00	0.00	253,009.50	0.00
E	02/01/24 - 02/29/24	30	0.00	105,716.67	0.00	105,716.67	0.00	0.00	0.00	105,716.67	0.00
F	02/01/24 - 02/29/24	30	0.00	55,062.50	0.00	55,062.50	0.00	0.00	0.00	55,062.50	0.00
NR	02/01/24 - 02/29/24	30	2,605,680.42	54,145.79	0.00	54,145.79	(60,043.08)	0.00	0.00	114,188.87	2,545,637.34
CSQ	02/01/24 - 02/29/24	29	0.00	86,879.88	0.00	86,879.88	0.00	0.00	0.00	86,879.88	0.00
Totals			2,605,680.42	1,679,062.19	0.00	1,679,062.19	(60,043.08)	0.00	0.00	1,739,105.27	2,545,637.34

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46641WAZ0	4.243200%	98,670,000.00	98,670,000.00	15,159,180.74	348,897.12	0.00	0.00	15,508,077.86	83,510,819.26
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46641WBA4	4.394100%	89,860,000.00	89,860,000.00	0.00	329,044.85	0.00	0.00	329,044.85	89,860,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46641WBB2	4.657117%	63,431,000.00	63,431,000.00	0.00	246,171.30	0.00	0.00	246,171.30	63,431,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			251,961,000.03	251,961,000.00	15,159,180.74	924,113.27	0.00	0.00	16,083,294.01	236,801,819.26

Exchangeable Certificate Details
EC	46641WBC0	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 26

		Additional Information

	Total Available Distribution Amount (1)	43,340,516.80
Specially Serviced Loan not Delinquent (2)
	Number of Outstanding Loans	2
	Aggregate Unpaid Principal Balance	6,740,171.83
(1)	The Available Distribution Amount includes any Prepayment Premiums.
(2)	Indicates loans in special servicing with a loan status of ‘0’, Current.

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,625,990.61	Master Servicing Fee	4,251.78
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,148.30
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	173.98
ARD Interest	0.00	Senior Trust Advisor Fee	626.34
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	59,271.99
Total Interest Collected	1,685,262.60	Total Fees	6,200.41

Principal		Expenses/Reimbursements
Scheduled Principal	15,243,093.28	Reimbursement for Interest on Advances	(34,156.02)
Unscheduled Principal Collections		ASER Amount	2,350.93
Principal Prepayments	26,358,318.26	Special Servicing Fees (Monthly)	(28,237.99)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	41,601,411.54	Total Expenses/Reimbursements	(60,043.08)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,739,105.27
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	41,601,411.53
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	43,340,516.80
Total Funds Collected	43,286,674.14	Total Funds Distributed	43,286,674.13

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	410,257,884.39	410,257,884.39	Beginning Certificate Balance	431,960,884.39
(-) Scheduled Principal Collections	15,243,093.28	15,243,093.28	(-) Principal Distributions	41,601,411.53
(-) Unscheduled Principal Collections	26,358,318.26	26,358,318.26	(-) Realized Losses	81,334.51
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	81,334.51
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	81,334.51	81,334.51	Current Period WODRA¹	0.00
(-) Other Adjustments²	(0.01)	(0.01)	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	368,575,138.35	368,575,138.35	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	432,128,790.56	432,128,790.56	Ending Certificate Balance	390,278,138.35
Ending Actual Collateral Balance	390,486,520.30	390,486,520.30

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.66%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	4	50,562,446.98	13.72%	1	4.9740	NAP	Defeased	4	50,562,446.98	13.72%	1	4.9740	NAP
$9,999,999 or less	8	45,794,202.49	12.42%	1	5.0472	1.728043	1.35 or less	3	21,743,828.85	5.90%	1	4.9672	1.101545
$10,000,000 to $19,999,999	4	47,428,850.30	12.87%	42	4.8874	1.712410	1.36 to 1.45	0	0.00	0.00%	0	0.0000	0.000000
$20,000,000 to $24,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.46 to 1.55	3	34,595,911.18	9.39%	58	4.9747	1.519275
$25,000,000 to $49,999,999	3	99,789,638.58	27.07%	0	4.6929	2.538602	1.56 to 1.65	1	29,318,507.14	7.95%	1	4.7900	1.580000
$50,000,000 to 99,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.66 to 1.80	2	51,889,010.66	14.08%	1	4.6392	1.708499
$100,000,000 or Greater	1	125,000,000.00	33.91%	1	4.2170	3.910000	1.81 to 2.00	1	5,319,737.95	1.44%	1	5.3545	1.880000
Totals	20	368,575,138.35	100.00%	6	4.6391	2.649151	2.01 to 2.25	1	4,322,869.84	1.17%	1	5.0600	2.240000
							2.26 or Greater	5	170,822,825.75	46.35%	1	4.3714	3.929544
							Totals	20	368,575,138.35	100.00%	6	4.6391	2.649151
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	23	50,562,446.98	13.72%	1	4.9740	NAP
							Defeased	23	50,562,446.98	13.72%	1	4.9740	NAP
Alabama	1	11,100,000.00	3.01%	1	4.5720	1.710000
							Lodging	3	60,012,508.42	16.28%	0	4.8081	3.125989
California	4	185,030,656.32	50.20%	1	4.4088	3.668220
							Multi-Family	2	15,126,218.59	4.10%	1	4.8420	1.713083
Connecticut	1	4,788,115.00	1.30%	2	4.9800	0.560000
							Office	3	19,329,132.74	5.24%	1	4.8470	2.135087
Florida	1	10,695,808.34	2.90%	1	4.9500	1.540000
							Retail	9	223,544,831.62	60.65%	10	4.4863	2.897172
Illinois	1	5,319,737.95	1.44%	1	5.3545	1.880000
							Totals	40	368,575,138.35	100.00%	6	4.6391	2.649151
Indiana	1	7,582,602.90	2.06%	1	4.9980	1.510000

Louisiana	1	33,000,000.00	8.95%	1	4.5720	1.710000

Michigan	3	17,022,557.07	4.62%	1	4.9638	2.070802

North Carolina	1	6,740,171.83	1.83%	1	5.1100	1.140000

Ohio	1	10,215,542.02	2.77%	1	4.8670	1.330000

Virginia	1	16,317,499.94	4.43%	121	4.9800	1.510000

Washington, DC	1	10,200,000.00	2.77%	1	4.6940	2.600000

Totals	40	368,575,138.35	100.00%	6	4.6391	2.649151

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	50,562,446.98	13.72%	1	4.9740	NAP	Defeased	4	50,562,446.98	13.72%	1	4.9740	NAP
	4.40000% or less	1	125,000,000.00	33.91%	1	4.2170	3.910000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	1	44,100,000.00	11.96%	1	4.5720	1.710000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	4	70,800,315.15	19.21%	0	4.7751	3.061582	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% to 5.00000%	5	49,599,568.20	13.46%	41	4.9530	1.387688	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00001% to 5.20000%	4	23,193,070.07	6.29%	1	5.0611	1.840048	49 months or greater	16	318,012,691.37	86.28%	7	4.5859	2.837711
	5.20001% to 5.40000%	1	5,319,737.95	1.44%	1	5.3545	1.880000	Totals	20	368,575,138.35	100.00%	6	4.6391	2.649151
	5.40001% to 5.60000%	0	0.00	0.00%	0	0.0000	0.000000
	5.60001 or Greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	20	368,575,138.35	100.00%	6	4.6391	2.649151
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	50,562,446.98	13.72%	1	4.9740	NAP	Defeased	4	50,562,446.98	13.72%	1	4.9740	NAP
	60 months or less	15	301,695,191.43	81.85%	1	4.5645	2.909522	Interest Only	3	179,300,000.00	48.65%	1	4.3315	3.294373
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	239 Months or Less	3	17,225,210.69	4.67%	1	5.1237	1.807471
	Totals	19	352,257,638.41	95.57%	1	4.6233	2.701919	240 to 299 Months	9	105,169,980.74	28.53%	1	4.8703	2.433904
								300 Months or Greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	19	352,257,638.41	95.57%	1	4.6233	2.701919
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	50,562,446.98	13.72%	1	4.9740	NAP	238 months or less	1	16,317,499.94	4.43%	121	4.9800	1.510000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	239 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 Months or Less	15	311,272,519.54	84.45%	7	4.5745	2.874473	Totals	1	16,317,499.94	4.43%	121	4.9800	1.510000
	13 to 24 Months	0	0.00	0.00%	0	0.0000	0.000000
	25 Months or Greater	1	6,740,171.83	1.83%	1	5.1100	1.140000
	Totals	20	368,575,138.35	100.00%	6	4.6391	2.649151
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 26

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	10086250	1	RT	Orange	CA	Actual/360	4.217%	424,628.47	0.00	0.00	N/A	04/01/24	--	125,000,000.00	125,000,000.00	03/01/24
15	10086263	1	RT	Various	Various	Actual/360	4.572%	162,420.30	0.00	0.00	N/A	04/01/24	--	44,100,000.00	44,100,000.00	03/01/24
18	10086266	1	RT	Centreville	VA	Actual/360	4.980%	66,430.45	241,815.19	0.00	N/A	04/01/34	--	16,559,315.12	16,317,499.94	03/01/24
20	10086268	1	LO	Garden Grove	CA	Actual/360	4.790%	113,378.76	64,802.00	0.00	N/A	04/06/24	--	29,383,309.14	29,318,507.14	03/06/24
21	10086269	1	LO	Anaheim	CA	Actual/360	4.787%	101,905.30	55,258.66	0.00	02/01/24	02/01/29	--	26,426,390.10	26,371,131.44	02/01/24
26	10082630	1	OF	Lehi	UT	Actual/360	4.790%	72,819.60	18,871,971.23	0.00	N/A	04/01/24	--	18,871,971.23	0.00	03/01/24
28	10086275	1	OF	Warrenville	IL	Actual/360	4.978%	65,804.92	40,642.02	0.00	N/A	04/01/24	--	16,411,626.20	16,370,984.18	03/01/24
30	10082628	1	IN	Roseville	CA	Actual/360	5.000%	68,406.43	31,097.61	0.00	N/A	04/01/24	--	16,983,664.88	16,952,567.27	03/01/24
35	10086281	1	MF	Various	IL	Actual/360	4.810%	42,487.60	25,797.50	0.00	N/A	04/06/24	--	10,965,328.49	10,939,530.99	03/06/24
36	10084018	1	RT	Inverness	FL	Actual/360	4.950%	42,755.74	26,634.36	0.00	N/A	04/01/24	--	10,722,442.70	10,695,808.34	03/01/24
37	10086282	1	MF	Dublin	OH	Actual/360	4.867%	40,152.11	25,673.87	0.00	N/A	04/06/24	--	10,241,215.89	10,215,542.02	03/06/24
40	10086285	1	OF	Washington	DC	Actual/360	4.694%	38,569.03	0.00	0.00	04/01/24	06/01/25	--	10,200,000.00	10,200,000.00	03/01/24
44	10086289	1	RT	Anderson	IN	Actual/360	4.998%	30,617.24	21,960.89	0.00	N/A	04/06/24	--	7,604,563.79	7,582,602.90	03/06/24
46	10086291	1	LO	Rock Hill	SC	Actual/360	5.083%	31,259.88	7,553,009.20	0.00	N/A	04/06/24	--	7,634,343.71	0.00	03/06/24
47	10086292	1	RT	Rochester Hills	MI	Actual/360	5.020%	31,570.40	17,929.70	0.00	N/A	04/06/24	--	7,806,940.36	7,789,010.66	03/06/24
51	10086296	1	RT	Whiteville	NC	Actual/360	5.110%	27,813.04	16,487.46	0.00	N/A	04/06/24	--	6,756,659.29	6,740,171.83	06/06/23
52	10081368	1	MF	Baltimore	MD	Actual/360	5.180%	26,349.65	15,288.93	0.00	N/A	04/01/24	--	6,314,653.47	6,299,364.54	03/01/24
54	10086298	1	RT	Chicago	IL	Actual/360	5.354%	23,029.34	19,350.67	0.00	N/A	04/01/24	--	5,339,088.62	5,319,737.95	02/01/24
56	10086300	1	LO	Romulus	MI	Actual/360	5.060%	17,732.06	27,370.62	0.00	N/A	04/06/24	--	4,350,240.46	4,322,869.84	03/06/24
57	10086301	1	MF	Canton	MI	Actual/360	4.790%	18,996.42	12,447.24	0.00	N/A	04/06/24	--	4,923,123.81	4,910,676.57	03/06/24
58	10086302	1	MF	Gallatin	TN	Actual/360	4.657%	18,897.57	5,037,373.07	0.00	N/A	03/06/24	--	5,037,373.07	0.00	03/06/24
59	10083658	1	OF	Glastonbury	CT	Actual/360	4.980%	19,255.70	11,809.10	0.00	N/A	05/01/24	--	4,799,924.10	4,788,115.00	03/01/24
62	10086305	1	MF	Cookeville	TN	Actual/360	4.657%	17,414.14	4,641,947.90	0.00	N/A	03/06/24	--	4,641,947.90	0.00	03/06/24
63	10086306	1	OF	Mountain View	CA	Actual/360	5.060%	17,732.35	9,292.38	0.00	N/A	04/06/24	--	4,350,310.12	4,341,017.74	03/06/24
66	10086308	1	MF	Dickson	TN	Actual/360	4.657%	13,899.06	3,704,962.59	0.00	N/A	03/06/24	--	3,704,962.59	0.00	03/06/24
69	10086311	1	SS	Commerce Township	MI	Actual/360	5.060%	4,599.85	1,128,489.35	0.00	N/A	03/06/24	--	1,128,489.35	0.00	03/06/24
Totals								1,538,925.41	41,601,411.54	0.00				410,257,884.39	368,575,138.35
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 26

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	35,951,758.72	27,984,207.57	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1	3,570,270.32	2,786,189.81	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1	8,233,795.05	5,719,503.32	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	4,127,880.20	3,859,772.86	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1	27,989,324.00	39,184,349.00	01/01/23	09/30/23	--	0.00	0.00	157,008.56	157,008.56	0.00	0.00
26	1	2,680,608.19	3,069,234.44	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	1	1,393,028.08	1,077,380.32	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1	1,772,426.53	833,987.35	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1	1,077,474.45	1,270,030.03	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1	1,057,034.10	877,350.18	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1	0.00	(188,145.00)	01/01/21	12/31/21	03/11/22	0.00	0.00	0.00	0.00	0.00	0.00
47	1	878,317.15	793,450.36	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
51	1	0.00	691,102.00	01/01/21	12/31/21	03/13/23	571,675.03	22,212.25	41,894.60	376,232.86	2,280.40	0.00
52	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	1	1,022,366.84	521,885.33	01/01/23	06/30/23	--	0.00	0.00	42,348.62	42,348.62	0.00	0.00
56	1	1,265,155.29	1,376,420.92	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
57	1	830,321.31	1,015,861.04	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
58	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	1	156,476.43	308,914.02	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
62	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	1	610,681.09	907,297.74	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
66	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
69	1	245,686.65	161,439.91	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		92,862,604.40	92,250,231.20				571,675.03	22,212.25	241,251.78	575,590.04	2,280.40	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 26

			Principal Prepayment Detail
				Unscheduled Principal	Prepayment Penalties
		Loan
Pros ID	Loan Number	Group	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
26	10082630	1	18,824,256.78	Payoff Prior to Maturity	0.00	0.00
46	10086291	1	7,534,061.48	Disposition	0.00	0.00
Totals			26,358,318.26		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.						Page 16 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/15/24	0	0.00	0	0.00	1	6,740,171.83	0	0.00	1	6,740,171.83	0	0.00	0	0.00	2	26,358,318.26	4.639105%	4.622254%	6
02/16/24	0	0.00	1	7,634,343.71	1	6,756,659.29	0	0.00	2	6,756,659.29	0	0.00	0	0.00	2	16,715,606.09	4.656559%	4.638359%	7
01/18/24	1	7,650,927.47	0	0.00	1	6,771,164.78	0	0.00	2	37,970,120.90	0	0.00	0	0.00	1	13,548,707.40	4.641014%	4.623441%	5
12/15/23	1	7,667,438.96	0	0.00	1	6,785,606.73	0	0.00	2	37,984,562.85	0	0.00	0	0.00	3	43,114,594.73	4.655286%	4.637912%	6
11/17/23	1	7,684,958.84	0	0.00	1	6,800,946.53	0	0.00	1	31,198,956.12	0	0.00	0	0.00	0	0.00	4.689667%	4.671373%	6
10/17/23	0	0.00	1	7,701,322.02	1	6,815,258.00	0	0.00	1	31,198,956.12	0	0.00	0	0.00	3	105,455,687.26	4.690107%	4.671813%	8
09/15/23	0	0.00	1	7,718,698.98	1	6,830,472.07	0	0.00	1	31,198,956.12	0	0.00	0	0.00	0	0.00	4.645530%	4.627059%	8
08/17/23	0	0.00	2	14,579,569.31	0	0.00	0	0.00	2	38,933,871.24	0	0.00	0	0.00	0	0.00	4.645976%	4.627505%	9
07/17/23	1	6,858,774.18	1	7,751,060.59	0	0.00	0	0.00	2	38,950,016.71	0	0.00	0	0.00	0	0.00	4.646419%	4.627948%	10
06/16/23	2	14,642,031.48	0	0.00	0	0.00	0	0.00	1	31,198,956.12	0	0.00	0	0.00	0	0.00	4.646884%	4.628412%	11
05/17/23	2	14,672,024.06	0	0.00	0	0.00	1	31,198,956.12	0	0.00	0	0.00	0	0.00	6	30,362,498.33	4.647321%	4.628849%	12
04/17/23	1	7,801,255.31	0	0.00	0	0.00	1	31,198,956.12	0	0.00	0	0.00	0	0.00	1	54,700,201.54	4.645271%	4.627160%	13
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 17 of 26

Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
21	10086269	02/01/24	0	B	157,008.56	157,008.56	0.00		26,426,390.10
51	10086296	06/06/23	8	3	41,894.60	376,232.86	660,583.16		6,873,803.75	06/03/20	7			11/13/23
54	10086298	02/01/24	0	B	42,348.62	42,348.62	0.00		5,339,088.62
Totals					241,251.78	575,590.04	660,583.16		38,639,282.47
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.														Page 18 of 26

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		315,686,507	308,946,335	0		6,740,172
7 - 12 Months		0	0	0		0
13 - 24 Months		10,200,000	10,200,000	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		26,371,131	26,371,131	0		0
> 60 Months		16,317,500	16,317,500	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-24	368,575,138	361,834,967	0	0	0	6,740,172
Feb-24	410,257,884	395,866,881	0	7,634,344	0	6,756,659
Jan-24	461,549,652	415,928,604	7,650,927	0	0	37,970,121
Dec-23	475,856,853	430,204,851	7,667,439	0	0	37,984,563
Nov-23	519,861,840	474,176,979	7,684,959	0	6,800,947	31,198,956
Oct-23	520,702,740	474,987,204	0	7,701,322	6,815,258	31,198,956
Sep-23	627,074,358	581,326,231	0	7,718,699	6,830,472	31,198,956
Aug-23	627,938,172	582,159,647	0	14,579,569	0	31,198,956
Jul-23	628,798,289	582,989,498	6,858,774	7,751,061	0	31,198,956
Jun-23	629,703,283	583,862,295	14,642,031	0	0	31,198,956
May-23	630,555,843	584,684,863	14,672,024	0	0	31,198,956
Apr-23	661,842,337	622,842,125	7,801,255	0	0	31,198,956
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 26

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
46	10086291	0.00	-	10,000,000.00	12/01/23	(245,210.00)	(0.41000)	12/31/21	04/06/24	240
51	10086296	6,740,171.83	6,873,803.75	7,600,000.00	02/05/23	604,277.00	1.14000	12/31/21	04/06/24	240
Totals		6,740,171.83	6,873,803.75	17,600,000.00		359,067.00

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 26

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
46	10086291	LO	SC	06/02/20	13
No comment provided.

51	10086296	RT	NC	06/03/20	7
"	3/11/2024

Title Date: 11/13/23 Property Description: The property consists of three multitenant retail buildings totaling 94,475 SF. The center is shadow anchored by Walmart and is anchored by Bealls, Hibbett Sports, Rent-A-Center and

Dollar Tre e. The property is located in Whiteville, NC. Deferred Maintenance: Roofs replacement and sidewalk work has been bid out and projects are scheduled to start this spring. Leasing Summary: The property is listed for lease however no new leases or renewals have been entered into since the REO date. 5 Below is interested in the former Rainbow suite and the lease is being negotiated. Summary: The property is not currently listed for sale. Atlantic Retail has been appointed as the property manager and leasing agent.
"

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 26

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 26

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
7	10086255	03/15/19	8,663,071.42	16,200,000.00	289,056.50	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
12	10086260	03/15/19	3,128,563.39	6,400,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
19	10086267	02/16/24	31,198,956.12	20,000,000.00	5,597,875.99	3,485,847.71	5,023,114.09	1,537,266.38	29,661,689.74	0.00	0.00	29,661,689.74	80.16%
32	10086278	07/17/19	15,390,212.91	22,350,000.00	16,062,419.81	672,206.90	16,062,419.81	15,390,212.91	0.00	0.00	11,100.34	(11,100.34)	0.06%
39	10086284	09/17/19	8,032,513.77	4,400,000.00	1,982,314.77	1,363,020.04	1,982,310.46	619,290.42	7,413,223.35	0.00	(808,915.77)	8,222,139.12	71.18%
46	10086291	03/15/24	7,634,343.71	10,000,000.00	8,464,925.86	374,996.89	8,464,925.86	8,089,928.97	81,334.51	0.00	0.00	81,334.51	0.88%
50	10086295	02/17/22	6,181,768.63	7,600,000.00	7,752,372.60	1,570,603.97	7,752,372.60	6,181,768.63	0.00	0.00	0.00	0.00	0.00%
61	10086304	09/16/22	4,583,082.19	5,300,000.00	4,646,664.31	1,337,789.64	4,646,664.26	3,308,874.62	1,274,207.57	0.00	100,891.11	1,173,316.46	20.58%
Current Period Totals			7,634,343.71	10,000,000.00	8,464,925.86	374,996.89	8,464,925.86	8,089,928.97	81,334.51	0.00	0.00	81,334.51
Cumulative Totals			84,812,512.14	92,250,000.00	44,795,629.84	8,804,465.15	43,931,807.08	35,127,341.93	38,430,455.17	0.00	(696,924.32)	39,127,379.49

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 23 of 26

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	12/17/19	0.00	10,071.34	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7	10086255	03/25/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	10086260	03/25/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	10086267	02/16/24	0.00	0.00	29,661,689.74	0.00	0.00	29,661,689.74	0.00	0.00	29,661,689.74
32	10086278	03/17/23	0.00	0.00	(11,100.34)	0.00	0.00	4,500.00	0.00	0.00	(1,029.00)
		06/17/20	0.00	0.00	(15,600.34)	0.00	0.00	(5,529.00)	0.00	0.00
		07/25/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	10086284	03/17/23	0.00	0.00	8,222,139.12	0.00	0.00	6,271.91	0.00	0.00	8,222,139.12
		10/19/20	0.00	0.00	8,215,867.21	0.00	0.00	(242,105.45)	0.00	0.00
		06/17/20	0.00	0.00	8,457,972.66	0.00	0.00	6,109.55	0.00	0.00
		03/17/20	0.00	0.00	8,451,863.11	0.00	0.00	15,096.00	0.00	0.00
		02/18/20	0.00	0.00	8,436,767.11	0.00	0.00	(7,646.20)	0.00	0.00
		01/17/20	0.00	0.00	8,444,413.31	0.00	0.00	440.00	0.00	0.00
		12/17/19	0.00	0.00	8,443,973.31	0.00	0.00	(88,308.04)	0.00	0.00
		11/18/19	0.00	0.00	8,532,281.35	0.00	0.00	559,529.00	0.00	0.00
		10/18/19	0.00	0.00	7,972,752.35	0.00	0.00	559,529.00	0.00	0.00
		09/17/19	0.00	0.00	7,413,223.35	0.00	0.00	7,413,223.35	0.00	0.00
46	10086291	03/15/24	0.00	0.00	81,334.51	0.00	0.00	81,334.51	0.00	0.00	81,334.51
50	10086295	02/17/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
61	10086304	09/15/23	0.00	0.00	1,173,316.46	0.00	0.00	(100,891.11)	0.00	0.00	1,173,316.46
		09/16/22	0.00	0.00	1,274,207.57	0.00	0.00	1,274,207.57	0.00	0.00
Current Period Totals			0.00	0.00	81,334.51	0.00	0.00	81,334.51	0.00	0.00	81,334.51
Cumulative Totals			0.00	10,071.34	39,127,379.49	0.00	0.00	39,137,450.83	0.00	0.00	39,137,450.83

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 26

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
46	0.00	0.00	(28,237.99)	0.00	0.00	0.00	0.00	0.00	(34,156.02)	0.00	0.00	0.00
51	0.00	0.00	0.00	0.00	0.00	2,350.93	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(28,237.99)	0.00	0.00	2,350.93	0.00	0.00	(34,156.02)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(60,043.08)

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 26

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 26 of 26